COLT 2023-3 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - 9/6/2023 5:21:15 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	3	17	17.65%	112
Amortization Term	0	96	0.00%	112
Amortization Type	0	17	0.00%	112
Borrower Citizenship	2	17	11.76%	112
Borrower First Name	1	1	100.00%	112
Borrower FTHB	1	17	5.88%	112
Borrower Last Name	66	105	62.86%	112
Borrower Qualifying FICO	6	15	40.00%	112
City	1	112	0.89%	112
Coborrower Citizenship	1	1	100.00%	112
Coborrower Last Name	0	2	0.00%	112
Coborrower Qualifying FICO	2	2	100.00%	112
Contract Sales Price	0	1	0.00%	112
First Payment Date	0	1	0.00%	112
Initial Rate Lock Date	2	14	14.29%	112
Interest Only	0	32	0.00%	112
Interest Only Period	0	1	0.00%	112
Interest Rate Initial Cap	1	1	100.00%	112
Interest Rate Life Floor	1	1	100.00%	112
Interest Rate Periodic Cap	1	1	100.00%	112
Investor: Qualifying Total Debt Ratio	4	21	19.05%	112
Lien Position	0	1	0.00%	112
LTV Valuation Value	0	1	0.00%	112
Margin	15	17	88.24%	112
Note Date	0	1	0.00%	112
Occupancy	0	17	0.00%	112
Original CLTV	0	17	0.00%	112
Original Interest Rate	0	97	0.00%	112
Original Interest Rate Period	1	1	100.00%	112
Original Loan Amount	0	112	0.00%	112
Original LTV	6	85	7.06%	112
Original P&I	3	64	4.69%	112
Original Term	0	81	0.00%	112
Prepayment Penalty	0	11	0.00%	112
Property Type	0	32	0.00%	112
Purpose	0	97	0.00%	112
Refi Purpose	4	20	20.00%	112
Representative FICO	1	70	1.43%	112
State	0	112	0.00%	112
Street	0	97	0.00%	112
Subject Debt Service Coverage Ratio	24	80	30.00%	112
Zip	1	112	0.89%	112
Total	147	1,600	9.19%	112